Borrowings (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Schedule of borrowings

	2023	2022
	£m	£m
Current
Bank loans[1]	381	8,976
Bonds	1,638	1,735
Commercial paper	840	1,303
Lease liabilities	96	107
	2,955	12,121
Non-current
Bank loans	2,557	2,211
Bonds	36,855	30,682
Lease liabilities	618	451
	40,030	33,344
Total borrowings	42,985	45,465
1.Current bank loans in the year ended 31 March 2022 included £8,179 million of borrowings under a bridge facility related to the acquisition of NGED. The bridge facility included a requirement that the proceeds of the sales of NECO and the UK Gas Transmission business were applied to repay the facility. The bridge facility was subsequently settled in full during the year ended 31 March 2023.
Total borrowings are repayable as follows:

	2023	2022
	£m	£m
Less than 1 year	2,955	12,121
In 1 to 2 years	2,799	1,410
In 2 to 3 years	2,689	2,544
In 3 to 4 years	3,129	2,580
In 4 to 5 years	2,505	2,493
More than 5 years:
By instalments	922	869
Other than by instalments	27,986	23,448
	42,985	45,465

Schedule of lease obligations

	2023	2022
	£m	£m
Gross lease liabilities are repayable as follows:
Less than 1 year	118	132
1 to 5 years	318	282
More than 5 years	480	259
	916	673
Less: finance charges allocated to future periods	(202)	(115)
	714	558
The present value of lease liabilities are as follows:
Less than 1 year	96	107
1 to 5 years	269	247
More than 5 years	349	204
	714	558